Note 5. Derivative Liability: Schedule of Derivative Liabilities at Fair Value (Tables)	6 Months Ended
Jun. 30, 2016
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value

Amount

Derivative liability balance, December 31, 2015	$ 13,358
Issuance of derivative liability	41,910
Change derivative liability during the period	(11,632)
Derivative liability balance, June 30, 2016	$ 43,636